STAFF COSTS - Total staff costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee
Total staff costs
Staff costs	$ 52.1	$ 50.7	$ 45.8
Staff costs comprise the following
Wages and salaries	42.1	42.3	37.2
Share-based compensation	2.3	1.7	1.9
Pension costs	3.6	3.3	3.5
Other social security costs	1.3	1.3	0.9
Other staff costs	2.8	2.1	2.3
Total	$ 52.1	$ 50.7	$ 45.8
Average number of permanent employees
Seafarers | employee	106	109	108
Land-based | employee	341	332	313
Total | employee	447	441	421
Operating expenses
Total staff costs
Staff costs	$ 9.7	$ 9.2	$ 8.1
Staff costs comprise the following
Total	9.7	9.2	8.1
Administrative expenses
Total staff costs
Staff costs	42.4	41.5	37.7
Staff costs comprise the following
Total	$ 42.4	$ 41.5	$ 37.7